RETAINED PROFITS - Narrative (Details) - Retained profits £ million - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RETAINED PROFITS (Details) - Narrative [Line Items]
Treasury and other bills	£ 196	£ 205	£ 230
Treasury shares held (in shares)	£ 688	£ 434	£ 592